Performance Management	Feb. 01, 2026
Beacon Planned Return Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Institutional Class to the S&P 500 Total Return Index, a broad-based securities market index, and the CBOE S&P 500 BuyWrite Index, an additional index that is representative of the Fund’s investment strategy for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.beacontrust.com or by calling the Adviser at (973) 337-8090.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Annual Total Returns (For the calendar years ended 12/31) – Institutional Class Shares
Bar Chart Closing [Text Block]	The year-to-date return as of December 31, 2025 was 11.14%.
Best Quarter – 6/30/20	13.83%
Worst Quarter – 3/31/20	-12.85%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown above does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.

Performance Availability Website Address [Text]	www.beacontrust.com
Performance Availability Phone [Text]	(973) 337-8090
Beacon Planned Return Strategy Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	11.14%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Brigade High Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Founders Class and Institutional Class of the Fund commenced operations on May 2, 2023 and May 5, 2023, respectively. Annual performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with the Bloomberg US Aggregate Bond Index, a broad measure of market performance, and the ICE BofA US High Yield Constrained Index and 60% ICE BofA US HY Constrained / 40% Credit Suisse Leverage Loan, additional indexes that are representative of the Fund’s investment strategy. Past performance is no indication of future returns. Updated performance information is available on the Fund’s website at www.brigadefunds.com or by calling the following toll-free number 844-903-0443.

Performance Past Does Not Indicate Future [Text]	Past performance is no indication of future returns.
Performance Information Illustrates Variability of Returns [Text]	Annual performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with the Bloomberg US Aggregate Bond Index, a broad measure of market performance, and the ICE BofA US High Yield Constrained Index and 60% ICE BofA US HY Constrained / 40% Credit Suisse Leverage Loan, additional indexes that are representative of the Fund’s investment strategy.
Bar Chart [Heading]	PERFORMANCE BAR CHART AND TABLE Year-By-Year Total Returns as of December 31, 2025 Founders Share Class
Bar Chart Closing [Text Block]

The year-to-date return as of December 31, 2025 was 7.58%.

Brigade High Income Fund — Founders Class
Best Quarter – 9/30/2024	5.78%
Worst Quarter – 6/30/2024	0.70%

Brigade High Income Fund — Institutional Class
Best Quarter – 9/30/2024	5.64%
Worst Quarter – 6/30/2024	0.66%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.brigadefunds.com
Performance Availability Phone [Text]	844-903-0443
Brigade High Income Fund | Founders Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.58%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.78%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.70%
Lowest Quarterly Return, Date	Jun. 30, 2024
Brigade High Income Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.64%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.66%
Lowest Quarterly Return, Date	Jun. 30, 2024
Carret Kansas Tax-Exempt Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced upon the reorganization of the American Independence Kansas Tax-Exempt Bond Fund, a series of American Independence Funds Trust (“Predecessor Fund”) into the Fund effective as of September 24, 2018. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund.

The bar chart and performance table below provide an indication of the risks of an investment in the Fund for periods prior to the reorganization by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of the Bloomberg Municipal Bond Index, a broad measure of market performance, and the Bloomberg US Municipal Bond: 7 Year (6-8) Index, an index that is representative of the Fund’s investment strategy. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional class shares only and will vary for Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.carret.com or by calling the Adviser at 1-800-444-7388.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below provide an indication of the risks of an investment in the Fund for periods prior to the reorganization by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of the Bloomberg Municipal Bond Index, a broad measure of market performance, and the Bloomberg US Municipal Bond: 7 Year (6-8) Index, an index that is representative of the Fund’s investment strategy.
Bar Chart [Heading]	PERFORMANCE BAR CHART AND TABLE Year-By-Year Total Returns as of December 31, 2025 Institutional Share Class
Bar Chart Closing [Text Block]	The year-to-date return as of December 31, 2025 was 4.88%.
Best quarter:	7.22%	Q4 2023
Worst quarter:	(5.89)%	Q1 2022

Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2025
Performance Table Does Reflect Sales Loads	Returns for Class A shares reflect the deduction of sales loads.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A shares, which are not shown, will vary from those shown for Institutional Class shares.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts. Returns for Class A shares reflect the deduction of sales loads. After-tax returns for Class A shares, which are not shown, will vary from those shown for Institutional Class shares.

Performance Availability Website Address [Text]	www.carret.com
Performance Availability Phone [Text]	1-800-444-7388
Carret Kansas Tax-Exempt Bond Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.88%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	7.22%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(5.89%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Clarkston Partners Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Institutional Class to the Russell 3000® Index, a broad-based securities market index and the Russell 2500TM Index, an index that represents the universe of securities in which the Fund invests, for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.clarkstonfunds.com or by calling 1-844-680-6562.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Annual Total Returns (For the Calendar Years ended 12/31) – Institutional Class Shares
Bar Chart Closing [Text Block]	The year-to-date return as of December 31, 2025 was (8.38)%.
Best Quarter – December 31, 2020	23.04%
Worst Quarter – March 31, 2020	(21.75)%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown above does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for the Founders Class shares will vary from those shown for the Institutional Class shares due to varying expenses among the classes.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA. After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for the Founders Class shares will vary from those shown for the Institutional Class shares due to varying expenses among the classes.

Performance Availability Website Address [Text]	www.clarkstonfunds.com
Performance Availability Phone [Text]	1-844-680-6562
Clarkston Partners Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(8.38%)
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.04%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Clarkston Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Institutional Class to the Russell 3000® Index, a broad-based securities market index, and the Russell 1000TM Index, an index that represents the universe of securities in which the Fund invests, for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.clarkstonfunds.com or by calling 1-844-680-6562.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Annual Total Returns (For the Calendar Years ended 12/31) – Institutional Class Shares
Bar Chart Closing [Text Block]	The year-to-date return as of December 31, 2025 was 8.30%.
Best Quarter – December 31, 2020	20.68%
Worst Quarter – March 31, 2020	(22.37)%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown above does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.

Performance Availability Website Address [Text]	www.clarkstonfunds.com
Performance Availability Phone [Text]	1-844-680-6562
Clarkston Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	8.30%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.68%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Clarkston Founders Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Institutional Class to the Russell 3000® Index, a broad-based securities market index, and the Russell Midcap Index, an index that represents the universe of securities in which the Fund invests, for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.clarkstonfunds.com or by calling 1-844-680-6562.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Annual Total Returns (For the Calendar Years ended 12/31) – Institutional Class Shares
Bar Chart Closing [Text Block]	The year-to-date return as of December 31, 2025 was 7.36%.
Best Quarter – December 31, 2020	19.22%
Worst Quarter – March 31, 2020	(19.25)%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown above does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for the Founders Class shares will vary from those shown for the Institutional Class shares due to varying expenses among the classes.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA. After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for the Founders Class shares will vary from those shown for the Institutional Class shares due to varying expenses among the classes.

Performance Availability Website Address [Text]	www.clarkstonfunds.com
Performance Availability Phone [Text]	1-844-680-6562
Clarkston Founders Fund | Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.36%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.22%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Hillman Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The Hillman Value Fund (the “Predecessor Fund”) reorganized into the Fund on March 15, 2021. The Predecessor Fund was a series of the Hillman Capital Management Investment Trust and also was advised by Hillman Capital Management, Inc. For periods prior to the reorganization, performance results shown in the bar chart and the performance table below for the Fund reflects the performance of the Predecessor Fund.

The Fund’s performance was not restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time (including performance of the Predecessor Fund). The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund to the FT Wilshire 5000 Index, a broad-based securities market index, and the Russell 1000 Value Total Return Index, an additional index that is representative of the Fund’s investment strategy for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Updated performance information is available on the Fund’s website at www.hcmfunds.com or by calling 855-400-5944.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time (including performance of the Predecessor Fund).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart [Heading]	Annual Total Returns (For Calendar Years ended 12/31)
Bar Chart Closing [Text Block]	The year-to-date return as of December 31, 2025 was 10.09%.
Best Quarter – December 31, 2020	19.90%
Worst Quarter – March 31, 2020	-25.45%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown above does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.

Performance Availability Website Address [Text]	www.hcmfunds.com
Performance Availability Phone [Text]	855-400-5944
Hillman Value Fund | Hillman Value Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	10.09%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.90%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020